INVESTMENTS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS	INVESTMENTS
12.1 – Investments

	As of December 31,
	2025	2024
Current
Mutual funds (1)	6,594	13,992
TOTAL	6,594	13,992
(1)Measured at fair value through profit or loss.

	As of December 31,
	2025	2024
Non current
Contribution to funds (2)	2,489	2,212
TOTAL	2,489	2,212
(2)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000. On December 29, 2023, the Company signed a new contribution agreement with Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 1,950. As of December 31, 2025 and 2024, the Company has invested 2,489 and 2,212, respectively.

12.2 – Investments in associates

Because Energy Corp investment

During 2022 the Company paid an aggregate consideration of 500 in exchange for a 20% equity interest in Because Energy Corp. and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Because Energy Corp., given that the Company participates and has influence in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2025 and 2024 the amount recognized was 619 and 612, respectively.

For the years ended December 31, 2025 and 2024, the Company share on the profit or loss for the investment in Because Energy Corp. was a gain of 7 and 52, respectively.
Genexus Japan investment

Through the acquisition of Genexus on April 20, 2022, the Company acquired a 28% interest in Genexus Japan.

As of December 31, 2025, the Company had a 28% of interest in Genexus Japan and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Genexus Japan, as the participation in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2025 and 2024 the amount recognized was 1,108 and 1,036, respectively.

For the years ended December 31, 2025 and 2024, the Company share on the profit or loss for the investment in Genexus Japan was a gain of 103 and 170, respectively.